INCOME STATEMENT (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue
Sales	$ 3,629,621	$ 5,923,161	$ 14,157,742	$ 17,967,189	$ 25,583,761	$ 14,388,204
Cost of goods sold	2,181,802	2,969,227	8,557,686	10,272,081	16,624,328	9,318,271
Gross profit	1,447,819	2,953,934	5,600,056	7,695,108	8,959,433	5,069,933
Operating expenses
Research and development						524,720
Sales & Marketing	1,695,562	2,551,862	5,108,343	6,615,125	7,894,819	3,491,555
General & Administrative Expenses	172,461	356,532	627,756	709,887	811,420	735,175
Total operating expenses	1,868,023	2,908,394	5,736,099	7,325,012	8,706,239	4,751,450
Financing expenses
Interest Exp	84,764	4,220	247,982	12,133	10,560	16,880
Total financing expenses	84,764	4,220	247,982	12,133	10,560	16,880
Total Expenses	1,952,787	2,912,614	5,984,081	7,337,145	8,716,799	4,768,330
Profit (Loss) before Income Tax	(504,968)	41,320	(384,025)	357,963	242,634	301,603
Provision for Income Tax
Net Profit (Loss)	$ (504,968)	$ 41,320	$ (384,025)	$ 357,963	$ 242,634	$ 301,603
Earnings per share
Basic and diluted	$ (0.000721)	$ 0.000092	$ (0.000548)	$ 0.000797	$ 0.0003	$ 0.0005
Basic and diluted weighted average common shares outstanding	700,836,384	448,921,254	700,836,384	448,921,254	569,364,712	569,920,485